Share-based payment	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment
21.
Share-based payment

By the Company

China Yuchai International Limited 2014 Equity Incentive Plan (the “Equity Incentive Plan”)

The Equity Incentive Plan was approved by the Board of Directors of the Company on May 10, 2014 for a duration of 10 years.

All options granted under the Equity Incentive Plan are subject to a vesting schedule as follows:

(1)
one year after the date of grant for up to 33% of the shares over which the options are exercisable;
(2)
two years after the date of grant for up to 66% (including (1) above) of the shares over which the options are exercisable; and
(3)
three years after the date of grant for up to 100% (including (1) and (2) above) of the shares over which the options are exercisable.

The following share options were granted under the Equity Incentive Plan with an exercise period of 10 years (from July 29, 2014 to July 28, 2024). The share options were expired in July 2024. In 2022, 2023 and 2024, there was no share-based payment expense arising from Equity Incentive Plan.

Movements during the year

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in share options during the year:

	Number of share options	WAEP	Number of share options	WAEP
	2023	2023	2024	2024
Outstanding at January 1	270,000	US$ 21.11	270,000	US$ 21.11
Expired	—		(270,000)	US$ 21.11
Outstanding at December 31	270,000	US$ 21.11	—
Exercisable at December 31	270,000	US$ 21.11	—

The fair value of services received in return for share options granted are measured by reference to the fair value of share options granted. The estimate of the fair value of the services received is measured based on the Black-Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations.

Fair value of share options and assumptions

Date of grant of options	On July 29, 2014
Fair value at measurement date (US$)	5.70 – 6.74
Share price (US$)	21.11
Exercise price (US$)	21.11
Expected volatility (%)	47.4
Expected option life (years)	3.5 – 5.5
Expected dividends (%)	5.81
Risk-free interest rate (%)	1.4 – 2.0

The exercise price for options outstanding as of December 31, 2023 was US$21.11 dollar.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2023 was 0.6 years.

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

21.
Share-based payment (cont’d)

Fair value of share options and assumptions (cont'd)

There are no market conditions associated with the share options granted. Service conditions and non-market performance conditions are not taken into account in the measurement of the fair value of the service to be received at the grant date.

By the Subsidiaries

Guangxi Yuchai Machinery Company Limited Equity Holding Scheme (the “Yuchai Equity Scheme”) and Guangxi Yuchai Marine and Genset Power Co., Ltd Incentive Scheme (the "MGP Incentive Scheme”) (collectively, the “Two Schemes”)

The Two Schemes was approved by the shareholders of Yuchai on June 20, 2024. They are administrated by Yuchai’s Remuneration Committee (“Yuchai RC”).

The salient terms of the Two Schemes are as follows:

(i)
participants of the Two Schemes were awarded interests in MGP on June 26, 2024 such that the registered capital of MGP was increased by an aggregate amount of RMB 28.0 million (US$3.9 million) which corresponded to approximately 6.54% interest in the enlarged registered capital of MGP (the “MGP Interest”) and participants of the Two Schemes contributed an aggregate amount of RMB 82.9 million (US$11.6 million) at the price of RMB 2.96 per RMB 1.00 registered capital in cash;
(ii)
the subscription price was based on the fair value of the net assets of MGP and its subsidiaries as at December 31, 2022 and was arrived at after taking into consideration, among other things, the rationale for the Two Schemes and the valuation of MGP factoring in the restrictions placed on the MGP Interest;
(iii)
participants of the Two Schemes are employees within the Yuchai group of entities. One participant of the Yuchai Equity Scheme is a director of the Company;
(iv)
the MGP Interest is held by separate partnership vehicles established by the participants of the Two Schemes. Although all partners in each of the partnership vehicles including Yuchai have the right (but not the obligation) to buy the Partnership Interests in that partnership vehicle under a special scenario, should Yuchai buy any Partnership Interests in any partnership vehicle, it has to transfer to newly identified employees approved by the Yuchai RC within six months.
(v)
restrictions on the partnership vehicles which hold the MGP Interest (“Partnership Interest”) include (a) a lock-up period commencing on the date of issuance of the MGP Interest and a moratorium period ending (ai) in the event that MGP undertakes a public listing, three years after such listing; or (aii) in the event that MGP does not undertake a public listing, ten years; (b) the partnership vehicles are to vote on all matters proposed at shareholders’ meetings in the same manner as Yuchai; (c) transfer/sale/mortgage/gift restrictions on Partnership Interests; (d) save for six key employees who are also the general partners of the partnership vehicles may continue to hold their Partnership Interests upon retirement, Partnership Interests must be transferred in accordance with the agreed terms and to approved person under certain special scenarios including death, termination/resignation/divorce and dismissal; and
(vi)
the partnership vehicles have the right to distributions declared and made by MGP upon the issuance of the MGP Interest.

Following the awards of the MGP Interest, the Group’s effective equity interest in MGP decreased from 76.4% to 71.4% as at December 31, 2024.

The expense recognized for employee services received from Two Schemes during the year is shown in the following table:

	31.12.2024	31.12.2024
	RMB’000	US$’000
Expense arising from equity-settled share-based payment transactions	7,829	1,091